IFRS 7 - Disclosure - Liquidity Risk - Summary of Credit Related Commitments (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2022	Oct. 31, 2021
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 3,299	$ 2,463
Personal, home equity, and credit card lines [member]
Disclosure of commitments [line items]
Capital commitment	164,600	141,500
Securities lending [member]
Disclosure of commitments [line items]
Cash collateral on securities lent	$ 3,300	$ 2,500